Business Segment (Tables)	12 Months Ended
Dec. 31, 2023
Business Segment [Abstract]
Schedule of Income, and Assets and Liabilities by Segment	The following table presents the income, and assets and liabilities by segment for the year ended December 31, 2023 for each of the segments defined above:
	As of December 31, 2023
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income and UF indexation	1,412,392	780,957	(292,471)	(11,162)	1,889,716	31,076		1,920,792
Net commissions income	326,857	80,056	(2,235)	173,227	577,905	(43,873)		534,032
Net financial income	10,771	54,902	336,515	66,521	468,709	844		469,553
Other income	56,597	25,995	—	3,400	85,992	(7,190)		78,802
Income attributable to investments in other companies	9,624	3,366	342	1,100	14,432	(1,023)		13,409
Operating income, before expected credit losses	1,816,241	945,276	42,151	233,086	3,036,754	(20,166)	(1)	3,016,588
Expenses for expected credit losses	(373,448)	9,443	2,754	—	(361,251)	159,307	(2)	(201,944)
Total operating income, after expected credit losses	1,442,793	954,719	44,905	233,086	2,675,503	139,141		2,814,644
Expenses from salaries and employee benefits	(375,654)	(115,731)	(2,558)	(88,761)	(582,704)	20		(582,684)
Administrative expenses	(330,287)	(76,104)	(1,904)	(39,037)	(447,332)	38,488		(408,844)
Depreciation and amortization	(76,899)	(8,476)	(309)	(6,624)	(92,308)	—		(92,308)
Impairment of non-financial assets	(1,773)	(5)	—	16	(1,762)	—		(1,762)
Other operating expenses	(23,879)	(8,390)	(3)	(1,603)	(33,875)	970		(32,905)
Total operating expenses	(808,492)	(208,706)	(4,774)	(136,009)	(1,157,981)	39,478	(3)	(1,118,503)
Net operating income	634,301	746,013	40,131	97,077	1,517,522	178,619		1,696,141
Income taxes					(273,887)	(48,227)	(4)	(322,114)
Net income after taxes					1,243,635	130,392		1,374,027

Assets	22,920,254	13,226,319	18,215,123	986,697	55,348,393	(91,952)		55,256,441
Current and deferred taxes					681,012	(219,412)		461,600
Total assets					56,029,405	(311,364)	(5)	55,718,041

Liabilities	18,650,882	10,357,679	21,005,581	777,170	50,791,312	(1,156,024)		49,635,288
Current and deferred taxes					808	—		808
Total liabilities					50,792,120	(1,156,024)	(6)	49,636,096

	As of December 31, 2022
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income and UF indexation	1,446,658	863,104	(60,758)	(13,592)	2,235,412	30,717		2,266,129
Net commissions income	301,587	73,259	(2,280)	174,246	546,812	(24,680)		522,132
Net financial income	8,248	57,389	172,949	64,933	303,519	3,305		306,824
Other income	22,506	11,816	—	3,530	37,852	(3,345)		34,507
Income attributable to investments in other companies	9,471	3,180	279	650	13,580	(549)		13,031
Operating income, before expected credit losses	1,788,470	1,008,748	110,190	229,767	3,137,175	5,448	(1)	3,142,623
Expenses for expected credit losses	(323,364)	(103,745)	(8,009)	—	(435,118)	22,988	(2)	(412,130)
Total operating income, after expected credit losses	1,465,106	905,003	102,181	229,767	2,702,057	28,436		2,730,493
Expenses from salaries and employee benefits	(339,850)	(102,395)	(2,644)	(83,356)	(528,245)	19		(528,226)
Administrative expenses	(272,748)	(66,547)	(1,771)	(34,474)	(375,540)	20,266		(355,274)
Depreciation and amortization	(69,100)	(8,540)	(424)	(6,141)	(84,205)	—		(84,205)
Impairment of non-financial assets	(9)	(122)	—	54	(77)	—		(77)
Other operating expenses	(17,095)	(10,202)	—	(1,501)	(28,798)	1,097		(27,701)
Total operating expenses	(698,802)	(187,806)	(4,839)	(125,418)	(1,016,865)	21,382	(3)	(995,483)
Net operating income	766,304	717,197	97,342	104,349	1,685,192	49,818		1,735,010
Income taxes					(275,757)	(13,452)	(4)	(289,209)
Net income after taxes					1,409,435	36,366		1,445,801

Assets	21,676,597	13,576,675	18,587,455	925,064	54,765,791	(212,524)		54,553,267
Current and deferred taxes					726,910	(171,323)		555,587
Total assets					55,492,701	(383,847)	(5)	55,108,854

Liabilities	17,586,680	10,151,503	22,167,730	727,529	50,633,442	(956,957)		49,676,485
Current and deferred taxes					932	—		932
Total liabilities					50,634,374	(956,957)	(6)	49,677,417

	As of December 31, 2021
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income and UF indexation	1,083,179	472,520	(1,416)	(847)	1,553,436	20,586		1,574,022
Net commissions income	260,416	67,343	(2,288)	159,628	485,099	(30,071)		455,028
Net financial income	15,211	49,864	51,918	34,070	151,063	19,916		170,979
Other income	16,653	9,456	—	3,075	29,184	(6,135)		23,049
Income attributable to investments in other companies	(452)	2,075	118	499	2,240	(447)		1,793
Operating income, before expected credit losses	1,375,007	601,258	48,332	196,425	2,221,022	3,849	(1)	2,224,871
Expenses for expected credit losses	(257,547)	(98,516)	(1,002)	—	(357,065)	337,893	(2)	(19,172)
Total operating income, after expected credit losses	1,117,460	502,742	47,330	196,425	1,863,957	341,742		2,205,699
Expenses from salaries and employee benefits	(289,103)	(82,706)	(2,156)	(77,004)	(450,969)	17		(450,952)
Administrative expenses	(252,858)	(58,940)	(1,360)	(30,559)	(343,717)	19,092		(324,625)
Depreciation and amortization	(62,728)	(8,107)	(365)	(5,598)	(76,798)	—		(76,798)
Impairment of non-financial assets	(30)	(1,169)	—	(223)	(1,422)	(268)		(1,690)
Other operating expenses	(13,776)	(5,073)	(21)	(1,709)	(20,579)	1,231		(19,348)
Total operating expenses	(618,495)	(155,995)	(3,902)	(115,093)	(893,485)	20,072	(3)	(873,413)
Net operating income	498,965	346,747	43,428	81,332	970,472	361,814		1,332,286
Income taxes					(178,280)	(97,689)	(4)	(275,969)
Net income after taxes					792,192	264,125		1,056,317

Assets	20,515,244	12,806,409	17,412,551	958,447	51,692,651	(543,103)		51,149,548
Current and deferred taxes					435,123	(158,723)		276,400
Total assets					52,127,774	(701,826)	(5)	51,425,948

Liabilities	16,779,925	10,530,749	19,640,221	770,228	47,721,123	(1,226,430)		46,494,693
Current and deferred taxes					113,129	(846)		112,283
Total liabilities					47,834,252	(1,227,276)	(6)	46,606,976